UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Gillespie
Title:    Managing Member
Phone:   (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie               Guilford, CT                   2/12/03
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total: $254,605
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]



13F Report: (12/31/02) PROSPECTOR PARTNERS LLC

              Issuer                Type         Cusip     Value    Shares  SH/  Put/  Investment   Other
                                                          x 1000    Prn Amt PRN  Call  Discretion   Mgrs       Voting Authority
                                                                                                           Sole    Shared      None
AEGON N.V. AMERICAN REG SHRS      ADRS STOCKS    007924103   2566   200000  SH           SOLE             200000      0         0
ALLEGHANY CORP DEL NEW COM        COMMON STOCK   017175100   5186    29217  SH           SOLE              29217      0         0
ALLSTATE CORP COM                 OPTIONS-CALLS  0200022AF   4439   120000  SH   CALL    SOLE             120000      0         0
AMERICAN FINICAL HOLDINGS         COMMON STOCK   026075101    242     8093  SH           SOLE               8093      0         0
AON CORP                          COMMON STOCK   037389103   4270   226060  SH           SOLE             226060      0         0
BANK OF BERMUDA LTD               COMMON STOCK   G07644100   2839    89010  SH           SOLE              89010      0         0
BANK OF HAWAII CORP SHS           COMMON STOCK   062540109   6801   223800  SH           SOLE             223800      0         0
BANK ONE CORP COM                 COMMON STOCK   06423A103   2833    77500  SH           SOLE              77500      0         0
BERKLEY W R CORP COM              COMMON STOCK   084423102   5959   150450  SH           SOLE             150450      0         0
BERKSHIRE HATHAWAY CL A INC DE    COMMON STOCK   084670108  31429      432  SH           SOLE                432      0         0
BERKSHIRE HATHAWAY INC CLASS B    COMMON STOCK   084670207  11180     4615  SH           SOLE               4615      0         0
BISYS GROUP INC COM               COMMON STOCK   055472104    161    10120  SH           SOLE              10120      0         0
BROWN & BROWN INC COM STK         COMMON STOCK   115236101   3536   109400  SH           SOLE             109400      0         0
CIT GROUP INC                     COMMON STOCK   125581108   1274    65000  SH           SOLE              65000      0         0
CITIGROUP INC COM STK             COMMON STOCK   172967101   7207   204800  SH           SOLE             204800      0         0
CITIGROUP INC COM STK             OPTIONS-CALLS  1729674AG   2111    60000  SH   CALL    SOLE              60000      0         0
CLARK/BARDES INC COM              COMMON STOCK   180668105   2269   117900  SH           SOLE             117900      0         0
COUNTRYWIDE CREDIT CONV BONDS     CONVRT BONDS   222372AE4   2419  3000000  SH           SOLE            3000000      0         0
COUNTRYWIDE FINANCIA L CORP       COMMON STOCK   222372104   6364   123200  SH           SOLE             123200      0         0
EL PASO ELECTRIC CO NEW           COMMON STOCK   283677854   4680   425500  SH           SOLE             425500      0         0
EQUITY OFFICE PROPERTIES TRUST    REITS/RICS     294741103   1347    53900  SH           SOLE              53900      0         0
EVEREST RE GROUP LTD COM STK      COMMON STOCK   G3223R108   3551    64200  SH           SOLE              64200      0         0
FIDELITY NATL FINL INC COM        COMMON STOCK   316326107   2407    73320  SH           SOLE              73320      0         0
FIRST DATA CORP COM               COMMON STOCK   319963104   6088   171920  SH           SOLE             171920      0         0
FIRST INVS FINL SVCS GROUP IN     COMMON STOCK   32058A101    616   200000  SH           SOLE             200000      0         0
FLEET BOSTON FINANCIAL CORP       OPTIONS-CALLS  3390305AF    434    17860  SH   CALL    SOLE              17860      0         0
GALLAGHER ARTHUR J & CO COM       COMMON STOCK   363576109    767    26100  SH           SOLE              26100      0         0
HALLWOOD RLTY PARTNERS L P        COMMON STOCK   40636T203    722     9000  SH           SOLE               9000      0         0
HCC INS HLDGS INC COM             COMMON STOCK   404132102    863    35120  SH           SOLE              35120      0         0
HILB ROGAL & HAMILTON CO          COMMON STOCK   431294107   2460    60150  SH           SOLE              60150      0         0
IHOP CORP USD.01 COM              COMMON STOCK   449623107   1118    46600  SH           SOLE              46600      0         0
INTERACTIVE DATA CORP             COMMON STOCK   45840J107    677    49200  SH           SOLE              49200      0         0
INTL SPEEDWAY CORP CL A COM       COMMON STOCK   460335201    981    26300  SH           SOLE              26300      0         0
INTUIT INC COM                    COMMON STOCK   461202103    202     4300  SH           SOLE               4300      0         0
INVESTMENT TECHNOLOGY GROUP       COMMON STOCK   46145F105    671    30000  SH           SOLE              30000      0         0
IPC HOLDINGS LTD COM              COMMON STOCK   G4933P101   1009    32000  SH           SOLE              32000      0         0
JEFFERSON PILOT CORP COM          COMMON STOCK   475070108   2401    63000  SH           SOLE              63000      0         0
KANSAS CITY LIFE INS CO COM       COMMON STOCK   484836101    277     7300  SH           SOLE               7300      0         0
LAFARGE NORTH AMER INC            COMMON STOCK   505862102   5762   175400  SH           SOLE             175400      0         0
LANDAMERICA FINANCIAL GROUP       COMMON STOCK   514936103    875    24700  SH           SOLE              24700      0         0
MARATHON OIL CORP                 COMMON STOCK   565849106   1159    54400  SH           SOLE              54400      0         0
MERRILL LYNCH & CO INC USD1.33    COMMON STOCK   590188108   2649    69800  SH           SOLE              69800      0         0
MONTPELIER RE HOLDINGS            COMMON STOCK   G62185106  36288  1260000  SH           SOLE            1260000      0         0
MORGAN STANLEY & CO COM           COMMON STOCK   617446448   1481    37100  SH           SOLE              37100      0         0
NORTHRIM BANCORP INC              COMMON STOCK   666762109    163    12100  SH           SOLE              12100      0         0
OHIO CAS CORP COM                 COMMON STOCK   677240103   1220    94200  SH           SOLE              94200      0         0
PENN-AMER GROUP INC COM           COMMON STOCK   707247102    511    56500  SH           SOLE              56500      0         0
PEOPLE'S BANK BRIDGEPORT CONN     COMMON STOCK   710198102   1008    40000  SH           SOLE              40000      0         0
PLATINUM UNDERWR                  COMMON STOCK   G7127P100   3294   125000  SH           SOLE             125000      0         0
PORT FINANCIAL CORP COM STK       COMMON STOCK   734119100    750    16800  SH           SOLE              16800      0         0
PROGRESSIVE CORP                  COMMON STOCK   743315103   1674    33750  SH           SOLE              33750      0         0
R.H. DONNELLEY CORP COM           COMMON STOCK   74955W307   1633    55750  SH           SOLE              55750      0         0
SAFECO CORP                       COMMON STOCK   786429100    347    10000  SH           SOLE              10000      0         0
SAFETY INS GP                     COMMON STOCK   78648T100   2517   175000  SH           SOLE             175000      0         0
UICI INC COM                      COMMON STOCK   902737105   4912   315900  SH           SOLE             315900      0         0
UNIONBANCAL CORP COM STK          COMMON STOCK   908906100   2686    68400  SH           SOLE              68400      0         0
UNISOURCE ENERGY CORP HLD CO      COMMON STOCK   909205106   6092   352300  SH           SOLE             352300      0         0
US BANCORP COM                    OPTIONS-CALLS  9029734AD    318    15000  SH   CALL    SOLE              15000      0         0
WACHOVIA CORP Com                 COMMON STOCK   929903102   4453   122200  SH           SOLE             122200      0         0
WACHOVIA CORP Com                 OPTIONS-CALLS  9299031AF   2004    55000  SH   CALL    SOLE              55000      0         0
WACHOVIA CORP Com                 OPTIONS-CALLS  929903AAE   2004    55000  SH   CALL    SOLE              55000      0         0
WASHINGTON POST CO                COMMON STOCK   939640108    959     1300  SH           SOLE               1300      0         0
WESCO FINANCIAL CROP              COMMON STOCK   950817106    708     2286  SH           SOLE               2286      0         0
WILLIS GROUP HDLS LTD SHARES      COMMON STOCK   G96655108   2251    78500  SH           SOLE              78500      0         0
WHITE MOUNTAINS INSURANCE GROUP   COMMON STOCK   G9618E107  32300   100000  SH           SOLE             100000      0         0
ZENITH NATL INS CORP              COMMON STOCK   989390109    231     9810  SH           SOLE               9810      0         0


02081.0001 #384373